OTHER LIABILITIES - Disclosure of detailed information about changes in deferred revenue balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Other Liabilities [Line Items]
Balance at December 31, 2018	$ 815
Amounts invoiced and revenue deferred	5,401
Recognition of deferred revenue	(5,325)
Balance at December 31, 2019	$ 891